Annual Fund Operating Expenses - Class 1 Shares - JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1	May 01, 2021
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.77%